share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
share-based compensation
Employee benefits expense	$ 30	$ 43	$ 64	$ 70
Associated operating cash outflows	(10)	(8)	(25)	(17)
Statement of cash flows adjustment	20	35	39	53
Income tax benefit arising from share-based compensation	8	11	17	18
Restricted share units
share-based compensation
Employee benefits expense	17	34	40	52
Associated operating cash outflows	(1)	1	(7)	1
Statement of cash flows adjustment	16	35	33	53
Cash inflows from cash-settled equity forward agreements	2	2	3	4
Employee share purchase plan
share-based compensation
Employee benefits expense	9	9	18	18
Associated operating cash outflows	(9)	$ (9)	(18)	$ (18)
Share option awards
share-based compensation
Employee benefits expense	4		6
Statement of cash flows adjustment	$ 4		$ 6